Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex-US Index (Net) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.91%	6.51%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.22%	8.92%	6.75%
MSCI ACWI Ex-US Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	25.65%	4.01%	6.40%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		11.00%	3.91%	2.89%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[3]	6.02%	4.97%	2.23%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	5.93%	5.05%	1.81%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	3.56%	3.66%	1.65%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.78%	4.87%	1.88%

[1]	Effective January 9, 2026, the primary broad-based index used for comparison with the Fund’s performance changed from the MSCI EAFE Index to the MSCI ACWI Ex‑US Index (Net) because the MSCI ACWI Ex‑US Index (Net) more closely reflects the overall market in which the Fund may invest.
[2]	The MSCI ACWI Ex‑US Growth Index provides more information about securities exhibiting overall growth style characteristics across certain developed and emerging markets countries. The MSCI ACWI Ex‑US Growth Index, which more closely reflects the types of securities in which the Fund invests, is the Fund’s secondary benchmark.
[3]	After-tax Returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.